Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Guarantees	$ 0.5	$ 1.7
South African, Ghanaian and Australian Asset Retirement Obligation
Commitments and Contingencies Disclosure [Line Items]
Guarantees	193.8	154.4
Guarantee Obligations
Commitments and Contingencies Disclosure [Line Items]
Guarantees	$ 0.5	$ 1.7